Summary of Information About Share Options Exercisable and Outstanding (Detail)	Dec. 31, 2018 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share options exercisable, number of shares | shares	1,094,812
Share options exercisable, weighted average exercise price	$ 25.45
Share options outstanding, number of shares | shares	1,703,908
Share options outstanding, weighted average exercise price	$ 21.44
$9.70
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 9.70
Share options exercisable, number of shares | shares	145,290
Share options exercisable, weighted average exercise price	$ 9.70
Share options outstanding, number of shares | shares	288,493
Share options outstanding, weighted average exercise price	$ 9.70
$9.75
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 9.75
Share options exercisable, number of shares | shares	938
Share options exercisable, weighted average exercise price	$ 9.75
Share options outstanding, number of shares | shares	3,750
Share options outstanding, weighted average exercise price	$ 9.75
$11.15
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 11.15
Share options outstanding, number of shares | shares	241,500
Share options outstanding, weighted average exercise price	$ 11.15
$12.23
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 12.23
Share options exercisable, number of shares | shares	5,000
Share options exercisable, weighted average exercise price	$ 12.23
Share options outstanding, number of shares | shares	10,000
Share options outstanding, weighted average exercise price	$ 12.23
$14.17
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 14.17
Share options exercisable, number of shares | shares	159,500
Share options exercisable, weighted average exercise price	$ 14.17
Share options outstanding, number of shares | shares	213,136
Share options outstanding, weighted average exercise price	$ 14.17
$16.97
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 16.97
Share options exercisable, number of shares | shares	47,410
Share options exercisable, weighted average exercise price	$ 16.97
Share options outstanding, number of shares | shares	47,410
Share options outstanding, weighted average exercise price	$ 16.97
$22.95
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 22.95
Share options exercisable, number of shares | shares	60,018
Share options exercisable, weighted average exercise price	$ 22.95
Share options outstanding, number of shares | shares	222,838
Share options outstanding, weighted average exercise price	$ 22.95
$27.68 - $28.26
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share options exercisable, number of shares | shares	207,882
Share options exercisable, weighted average exercise price	$ 28.12
Share options outstanding, number of shares | shares	208,007
Share options outstanding, weighted average exercise price	$ 28.12
$27.68 - $28.26 | Minimum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	27.68
$27.68 - $28.26 | Maximum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 28.26
$28.54 - $31.34
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share options exercisable, number of shares | shares	113,665
Share options exercisable, weighted average exercise price	$ 28.79
Share options outstanding, number of shares | shares	113,665
Share options outstanding, weighted average exercise price	$ 28.79
$28.54 - $31.34 | Minimum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	28.54
$28.54 - $31.34 | Maximum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 31.34
$34.14 - $38.36
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share options exercisable, number of shares | shares	355,109
Share options exercisable, weighted average exercise price	$ 36.13
Share options outstanding, number of shares | shares	355,109
Share options outstanding, weighted average exercise price	$ 36.13
$34.14 - $38.36 | Minimum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	34.14
$34.14 - $38.36 | Maximum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 38.36